Segmental analysis (Tables)	12 Months Ended
Mar. 31, 2018
Segment analysis
Schedule of segmental revenue and profit

	Segment	Intra-region	Regional	Inter-region	Group	Adjusted
	revenue	revenue	revenue	revenue	revenue	EBITDA
	€m	€m	€m	€m	€m	€m
31 March 2018
Germany	10,847	(29)	10,818	(18)	10,800	4,010
Italy	6,204	(30)	6,174	(3)	6,171	2,329
UK	7,078	(21)	7,057	(7)	7,050	1,762
Spain	4,978	(35)	4,943	(2)	4,941	1,420
Other Europe	4,941	(45)	4,896	(10)	4,886	1,515
Europe	34,048	(160)	33,888	(40)	33,848	11,036
Vodacom	5,692	—	5,692	(7)	5,685	2,203
Other AMAP	5,770	—	5,770	(25)	5,745	1,554
AMAP	11,462	—	11,462	(32)	11,430	3,757
Common Functions	1,408	—	1,408	(115)	1,293	(56)
Group	46,918	(160)	46,758	(187)	46,571	14,737
31 March 2017
Germany	10,600	(32)	10,568	(21)	10,547	3,617
Italy	6,101	(30)	6,071	(1)	6,070	2,229
UK	6,925	(23)	6,902	(6)	6,896	1,212
Spain	4,973	(37)	4,936	(1)	4,935	1,360
Other Europe	6,128	(55)	6,073	(5)	6,068	1,865
Europe	34,727	(177)	34,550	(34)	34,516	10,283
Vodacom	5,294	—	5,294	—	5,294	2,063
Other AMAP	6,479	—	6,479	(14)	6,465	1,791
AMAP	11,773	—	11,773	(14)	11,759	3,854
Common Functions	1,390	—	1,390	(34)	1,356	12
Group	47,890	(177)	47,713	(82)	47,631	14,149
31 March 2016
Germany	10,626	(36)	10,590	(9)	10,581	3,462
Italy	6,008	(22)	5,986	(1)	5,985	2,015
UK	8,428	(18)	8,410	(9)	8,401	1,756
Spain	4,959	(27)	4,932	(2)	4,930	1,250
Other Europe	6,599	(55)	6,544	(4)	6,540	2,002
Europe	36,620	(158)	36,462	(25)	36,437	10,485
Vodacom	5,325	—	5,325	—	5,325	2,028
Other AMAP	6,566	—	6,566	(20)	6,546	1,678
AMAP	11,891	—	11,891	(20)	11,871	3,706
Common Functions	1,567	—	1,567	(65)	1,502	(36)
Group	50,078	(158)	49,920	(110)	49,810	14,155

Schedule of reconciliation of adjusted EBITDA to operating profit
	2018	2017	2016
	€m	€m	€m
Adjusted EBITDA	14,737	14,149	14,155
Depreciation, amortisation and loss on disposal of fixed assets	(9,910)	(10,179)	(10,386)
Share of adjusted results in equity accounted associates and joint ventures[1]	389	164	60
Adjusted operating profit	5,216	4,134	3,829
Impairment losses	—	—	(569)
Restructuring costs	(156)	(415)	(316)
Amortisation of acquired customer based and brand intangible assets	(974)	(1,046)	(1,338)
Other income/(expense)	213	1,052	(286)
Operating profit	4,299	3,725	1,320

Note:

1	Excludes amortisation of acquired customer bases and brand intangible assets of €0.4 billion (2017: €0.1 billion, 2016: €nil).

Schedule of segmental assets and cash flow
			Other	Depreciation
	Non-current	Capital	expenditure on	and		Operating
	assets[1]	expenditure[2]	intangible assets	amortisation	Impairment loss	free cash flow[3]
	€m	€m	€m	€m	€m	€m
31 March 2018
Germany	25,444	1,673	24	3,095	—	2,147
Italy	9,232	797	629	1,479	—	1,607
UK	7,465	889	—	1,600	—	408
Spain	10,576	863	—	1,371	—	628
Other Europe	7,441	710	93	1,092	—	788
Europe	60,158	4,932	746	8,637	—	5,578
Vodacom	5,841	763	1	776	—	1,453
Other AMAP	3,607	729	—	923	—	725
AMAP	9,448	1,492	1	1,699	—	2,178
Common Functions	1,976	897	—	73	—	(755)
Group	71,582	7,321	747	10,409	—	7,001
31 March 2017
Germany	26,694	1,671	—	3,320	—	1,749
Italy	9,157	793	2	1,603	—	1,161
UK	8,210	950	—	1,768	—	57
Spain	11,035	746	—	1,378	—	344
Other Europe	7,574	878	38	1,088	—	619
Europe	62,670	5,038	40	9,157	—	3,930
Vodacom	6,039	736	2	738	—	1,347
Other AMAP	5,778	795	317	1,153	—	947
AMAP	11,817	1,531	319	1,891	—	2,294
Common Functions	1,937	915	—	38	—	(597)
Group	76,424	7,484	359	11,086	—	5,627
31 March 2016
Germany	28,210	2,362	2,081	3,330	—	866
Italy	9,799	1,516	232	1,668	—	496
UK	9,496	1,210	141	1,902	—	334
Spain	11,569	1,178	491	1,446	—	(149)
Other Europe	7,568	1,372	8	1,371	(569)	546
Europe	66,642	7,638	2,953	9,717	(569)	2,093
India	13,474	1,102	3,751	—	—	—
Vodacom	5,290	847	23	725	—	1,071
Other AMAP	6,806	1,173	814	1,170	—	503
AMAP	25,570	3,122	4,588	1,895	—	1,574
Common Functions	1,867	901	—	85	—	(459)
Group	94,079	11,661	7,541	11,697	(569)	3,208

Notes:

1	Comprises goodwill, other intangible assets and property, plant and equipment.
2	Includes additions to property, plant and equipment and computer software, reported within intangibles. Excludes licences and spectrum additions.
3	The Group’s measure of segment cash flow is reconciled to the closest equivalent GAAP measure cash generated by operations, on pages 207 and 208.